Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2011
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	6,149,130
Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,976,630
Supervisory Board 2011 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Twenty Seven February Two Thousand Nine [Member] | Employee Plan 2008 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	50,400
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(33,589)
Grant date of Nonvested share	Feb. 27, 2009
Twenty May Two Thousand Nine [Member] | Supervisory Board 2009 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	165,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 20, 2009
Twenty Eight July Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,575,240
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(1,827,349)
Grant date of Nonvested share	Jul. 28, 2009
Thirty November Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	8,300
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,762)
Grant date of Nonvested share	Nov. 30, 2009
Twenty Seven May Two Thousand Ten [Member] | Supervisory Board 2010 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 27, 2010
Twenty Two July Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	6,344,725
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,076,448)
Grant date of Nonvested share	Jul. 22, 2010
Seventeen December Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	221,650
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(73,524)
Grant date of Nonvested share	Dec. 17, 2010
Three May Two Thousand Eleven [Member] | Supervisory Board 2011 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(30,000)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 03, 2011
Twenty Five July Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,881,630
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	Jul. 25, 2011
Fourteen November Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	95,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	Nov. 14, 2011